Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended		15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 15, 2020	Feb. 29, 2016	Feb. 28, 2021	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2022	Feb. 28, 2018	Feb. 28, 2023	Feb. 28, 2019	Feb. 29, 2024	Feb. 29, 2020	Feb. 28, 2025	Feb. 28, 2021	Feb. 28, 2026	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000221782
Account Value [Line Items]
Line Graph and Table Measure Name				Waycross Managed Risk Equity Fund
Accumulated Value		$ 10,000			$ 10,857		$ 12,099		$ 12,099		$ 12,708		$ 16,806		$ 16,996	$ 16,231	$ 20,407	$ 22,034	$ 24,351
C000221781
Account Value [Line Items]
Line Graph and Table Measure Name				Waycross Focused Core Equity Fund
Accumulated Value	$ 10,000		$ 10,700			$ 11,598		$ 10,955		$ 15,160		$ 17,478		$ 20,144
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			12,498		14,635		15,320		16,575		21,761		25,327	23,379	30,499	36,113	42,249
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 10,347			$ 12,043		$ 11,116		$ 14,501		$ 17,171		$ 20,088
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,214		$ 12,206		$ 12,654		$ 13,341		$ 15,429		$ 16,688	$ 16,310	$ 19,160	$ 21,406	$ 23,655